UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York             May 15, 2008
-------------------------  ----------------------------    ----------------
     [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              92
                                            --------------------

Form 13F Information Table Value Total:          $3,514,343      (thousands)
                                            --------------------


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
AK STEEL HOLDING CORP              COMMON       001547108  814,256  14,962,435  SH           SOLE                 X
ANHEUSER-BUSCH COS INC             COMMON       035229103  207,710   4,377,443  SH           SOLE                 X
APPLE COMPUTER INC                 COMMON       037833100  179,665   1,252,021  SH           SOLE                 X
BORLAND SOFTWARE CORP              COMMON       099849101    7,184   3,556,393  SH           SOLE                 X
CALPINE CORP                       COMMON       131347304   29,394   1,595,776  SH           SOLE                 X
CNH GLOBAL N.V.                    COMMON       N20935206   77,561   1,490,700  SH           SOLE                 X
COMMSCOPE INC                      COMMON       203372107   12,350     354,583  SH           SOLE                 X
COUNTRYWIDE FINANCIAL CORP         COMMON       222372104    2,805     510,000  SH           SOLE                 X
DAIMLER A.G.                       COMMON       D1668R123    6,416      75,000  SH           SOLE                 X
DANA HOLDING CORP                  COMMON       235825205    2,133     213,275  SH           SOLE                 X
EASYLINK SERVICES INTERNATIONAL    COMMON       277858106    1,711     614,679  SH           SOLE                 X
EXXON MOBIL CORP                   COMMON       30231G102      347       4,104  SH           SOLE                 X
FOCUS MEDIA HOLDING- ADR           COMMON       34415V109   11,547     328,500  SH           SOLE                 X
FREEPORT-MCMORAN COPPER-B          COMMON       35671D857  118,033   1,226,700  SH           SOLE                 X
GENERAL ELEC CO                    COMMON       369604103      279       7,546  SH           SOLE                 X
HIGH VOLTAGE ENGINEERING CRP       COMMON       429810807      130     100,000  SH           SOLE                 X
HILLTOP HOLDINGS INC               COMMON       432748101    3,937     378,600  SH           SOLE                 X
MASTERCARD INC                     COMMON       57636Q104  298,773   1,339,850  SH           SOLE                 X
MERRILL LYNCH &CO                  COMMON       590188108   22,890     561,863  SH           SOLE                 X
MICROSOFT CORP                     COMMON       594918104   83,965   2,958,607  SH           SOLE                 X
MIRANT CORP                        COMMON       60467R100    5,638     154,926  SH           SOLE                 X
NETMANAGE INC                      COMMON       641144308    1,815     453,841  SH           SOLE                 X
NUCOR CORP                         COMMON       670346105   13,724     202,602  SH           SOLE                 X
PLAINS EXPL & PRODTN               COMMON       726505100   20,101     378,266  SH           SOLE                 X
QAD INC                            COMMON       74727D108   17,773   2,113,315  SH           SOLE                 X
QUALCOMM INC                       COMMON       747525103   19,564     477,170  SH           SOLE                 X
SHIRE PHARMACEUTICALS              COMMON       82481R106   82,151   1,417,375  SH           SOLE                 X
STERLITE INDUSTRIES INDI-ADS       COMMON       859737207    7,412     415,950  SH           SOLE                 X
THE DIRECTV GROUP INC              COMMON       25459L106  252,615  10,190,196  SH           SOLE                 X
UNITED STATES STL CORP             COMMON       912909108   25,598     201,762  SH           SOLE                 X
VISA INC-CLASS A SHARES            COMMON       92826C839   17,149     275,000  SH           SOLE                 X
W R GRACE & CO-DEL NEW             COMMON       38388F108    6,136     268,900  SH           SOLE                 X
ARROWHEAD RESEARCH                 COMMON       042797100    4,072   1,598,784  SH           SOLE                 X
GILAT SATELLITE NETWORKS LTD       COMMON       M51474118   79,434   8,121,651  SH           SOLE                 X
KANSAS CITY SOUTHERN INDS INC      COMMON       485170302   72,572   1,809,314  SH           SOLE                 X
LIBERTY MEDIA CORP - ENT SER A     COMMON       53071M500   71,295   3,149,058  SH           SOLE                 X
LIBERTY MEDIA HOLD - CAP SER A     COMMON       53071M302    9,860     626,400  SH           SOLE                 X
ARCELORMITTAL STEEL CO- CL A       COMMON       03938L104   61,350     750,000  SH           SOLE                 X
RCN CORP                           COMMON       749361200   85,758   7,670,636  SH           SOLE                 X
RELIANT RESOURCES INC              COMMON       75952B105    3,275     138,475  SH           SOLE                 X
SUN AMERICAN BANCORP               COMMON       86664A202    5,223   1,305,700  SH           SOLE                 X
ENTERGY CORP                       COMMON       29364G103   82,519     756,503  SH           SOLE                 X
CLEAR CHANNEL COMMUNICATIONS       COMMON       184502102   29,220   1,000,000  SH           SOLE                 X
NAVTEQ CORP                        COMMON       63936L100   51,547     758,050  SH           SOLE                 X
RIO TINTO PLC ADR                  COMMON       767204100  117,210     284,601  SH           SOLE                 X
TAKE-TWO INTERACTIVE SOFTWRE       COMMON       874054109   12,211     478,500  SH           SOLE                 X
YAHOO INC                          COMMON       984332106  290,037  10,025,492  SH           SOLE                 X
S & P 500 INDX PUT OPT 1300.0000
  04192008                         PUT OPTION   78464A950   20,700      10,350  SH  PUT      SOLE                 X
ISHARES RS2000 PUT OPT 67.0000
  04192008                         PUT OPTION   464287955    8,295      59,250  SH  PUT      SOLE                 X
ISHARES RS2000 PUT OPT 68.0000
  04192008                         PUT OPTION   464287955      315       1,750  SH  PUT      SOLE                 X
ALTRIA GROUP CALL OPT 70.0000
  04192008                         CALL OPTION  02209S903    4,140      11,500  SH  CALL     SOLE                 X
ARCELORMITTAL CALL OPT 70.0000
  06212008                         CALL OPTION  03938L904   10,811       7,750  SH  CALL     SOLE                 X
BRINKER INTL INC CALL OPT 17.5000
  07192008                         CALL OPTION  109641900    2,006       7,500  SH  CALL     SOLE                 X
BURLINGTON NORTHERN CALL OPT 80.0
  01172009                         CALL OPTION  12189T904    7,200       4,000  SH  CALL     SOLE                 X
CIA VALE CALL OPT 30.0000
  04192008                         CALL OPTION  204412909    8,686      18,480  SH  CALL     SOLE                 X
DIRECTV GROUP CALL OPT 22.5000
  04192008                         CALL OPTION  25459L906    1,515       6,000  SH  CALL     SOLE                 X
EASYLINK SERVICES AIR OPT 3.04
  080112                           CALL OPTION  277858906    3,816     100,000  SH  CALL     SOLE                 X
ENTERGY CORP CALL OPT 105.0000
  04192008                         CALL OPTION  29364G903      293         500  SH  CALL     SOLE                 X
FIN SLCT SECTOR CALL OPT 25.0000
  04192008                         CALL OPTION  81369Y905    5,250      52,500  SH  CALL     SOLE                 X
HOME DEPOT INC CALL OPT 30.0000
  01172009                         CALL OPTION  437076902   14,531      51,897  SH  CALL     SOLE                 X
JC PENNEY CLL OPT 40.0000
  05172008                         CALL OPTION  708160906    1,398       6,500  SH  CALL     SOLE                 X
MACY'S INC CALL OPT 20.0000
  08162008                         CALL OPTION  55616P904    4,950      11,000  SH  CALL     SOLE                 X
MARTIN MARIETTA CALL OPT 130.0000
  01172009                         CALL OPTION  573284906    3,500       4,000  SH  CALL     SOLE                 X
MARTIN MARIETTA CALL OPT 140.0000
  01172009                         CALL OPTION  573284906    6,090       9,227  SH  CALL     SOLE                 X
MASTERCARD CLS-A CALL OPT 190.000
  04192008                         CALL OPTION  57636Q904    3,300       1,000  SH  CALL     SOLE                 X
MBIA INC CALL OPT 25.0000
  01172009                         CALL OPTION  55262C900      800       5,000  SH  CALL     SOLE                 X
ARCELORMITTAL STEEL CALL OPT
  75.0000 04192008                 CALL OPTION  03938L904      400         500  SH  CALL     SOLE                 X
NII HOLDINGS CALL OPT 40.0000
  01162010                         CALL OPTION  62913F901   13,950      15,000  SH  CALL     SOLE                 X
NUCOR CORP CALL OPT 60.0000
  04192008                         CALL OPTION  670346905    2,550       3,000  SH  CALL     SOLE                 X
POSCO-ADR CALL OPT 110.0000
  05172008                         CALL OPTION  693483909    3,788       2,500  SH  CALL     SOLE                 X
POWERSHARES QQQ CALL OPT 45.00
  04192008                         CALL OPTION  73935A904    3,672      68,000  SH  CALL     SOLE                 X
SEARS HOLDINGS CALL OPT 100.0000
  06212008                         CALL OPTION  812350906    2,688       2,500  SH  CALL     SOLE                 X
SHIRE PHARMA ADR CALL OPT 65.0000
  04192008                         CALL OPTION  82481R906    1,068      15,250  SH  CALL     SOLE                 X
UNION PACIFIC CALL OPT 110.0000
  01172009                         CALL OPTION  907818908    9,240       4,000  SH  CALL     SOLE                 X
US STEEL CORP CALL OPT 100.0000
  04192008                         CALL OPTION  912909908    6,509       2,400  SH  CALL     SOLE                 X
VALERO ENERGY CALL OPT 50.0000
  04192008                         CALL OPTION  91913Y900      875       2,500  SH  CALL     SOLE                 X
VULCAN MATERIALS CLL OPT 100.0000
  01172009                         CALL OPTION  929160909    2,819      15,661  SH  CALL     SOLE                 X
VULCAN MATERIALS CLL OPT 80.0000
  01172009                         CALL OPTION  929160909    1,325       2,500  SH  CALL     SOLE                 X
AMERICAN EXPRESS PUT OPT 40.0000
  04192008                         PUT OPTION   025816959      420       6,000  SH  PUT      SOLE                 X
CATERPILLAR INC PUT OPT 72.5000
  04192008                         PUT OPTION   149123951      345       5,000  SH  PUT      SOLE                 X
COUNTRYWIDE FIN PUT OPT 12.5000
  04192008                         PUT OPTION   222372954    3,698       5,100  SH  PUT      SOLE                 X
NATIONAL CITY CORP PUT OPT 12.500
  04192008                         PUT OPTION   635405953      600       2,000  SH  PUT      SOLE                 X
YRC WORLDWIDE PUT OPT 17.5000
  04192008                         PUT OPTION   984249952      230         500  SH  PUT      SOLE                 X
ARROWHEAD WTS @ 5.04 STRIKE
  01/24/2011                       WARRANTS     042797100      385   1,040,357  SH           SOLE                 X
ARROWHEAD WTS @ 7.06 STRIKE
  05/21/2017                       WARRANTS     042797100      131     129,758  SH           SOLE                 X
EASYLINK SERVICES INTL @3.34
  080112                           WARRANTS     277858106    2,494   4,156,448  SH           SOLE                 X
MIRANT CORP @ 20.54 1/3/11         WARRANTS     60467R126      210      12,480  SH           SOLE                 X
MIRANT CORP WRT @ 21.87 1/3/11     WARRANTS     60467R118    1,940     122,372  SH           SOLE                 X
POLYMET MINING CORP
  WARRANTS (@4.00)                 WARRANTS     731916102       12     404,546  SH           SOLE                 X
SUN AMERICAN BANCORP WTS 10.00
  07212010                         WARRANTS     86664A111       26     650,050  SH           SOLE                 X
MYLAN INC PFD
  STOCK 6.50% 11/15/10 SERIES      PREFERRED    628530206    6,051       7,000  SH           SOLE                 X
BEARINGPOINT INC
  BE 5% 04/15/2025 144A            NOTE         074000AE0   14,979  16,830,000  PRN          SOLE                 X